Financing Receivables (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Impaired client loan receivables
Recorded Investment	$ 347	$ 353
Related Allowance	331	340
Average Recorded Investment	367	276
Interest Income Recognized	0	0
Major Markets
Impaired client loan receivables
Recorded Investment	50	54
Related Allowance	47	47
Average Recorded Investment	51	68
Interest Income Recognized	0	0
Growth Markets
Impaired client loan receivables
Recorded Investment	297	299
Related Allowance	284	293
Average Recorded Investment	315	208
Interest Income Recognized	$ 0	$ 0